INVESTMENT IN JOINT VENTURE - Reconciliation of Summarized Financial Information (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2018
Pure Sunfarms
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%